Non Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Long service leave	230,441	179,603
Provision for retirement payment	35,450	23,575

	265,891	203,178